Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements

As of December 31, 2018, future minimum lease under non-cancelable operating lease and other agreements were as follows:

	Rental commitments	Other commitments	Total
	RMB	RMB	RMB
2019	45,428	20,359	65,787
2020	38,468	12,296	50,764
2021	36,188	3,362	39,550
2022 and thereafter	43,273	1,768	45,041

	163,357	37,785	201,142